30. RELATED PARTIES	12 Months Ended
Dec. 31, 2017
Government Grants
RELATED PARTIES

30.         RELATED PARTIES

As part of the Company’s operations, rights and obligations arise between related parties, resulting from transactions of purchase and sale of products, loans agreed based on contracts, on market or commutative conditions for similar transactions.

All the relationships between the Company and its subsidiaries were disclosed irrespectively of the existence or not of transactions between these parties.

In the scope of the creation of the wholly-owned subsidiary One Foods (note 1.2), the Company began to carry out transactions of purchase and sale of raw materials and finished products, industrialization process, trademark licensing and sharing of costs with entities of the One Foods, whose conditions were approved by the Board of Directors on March 30, 2017 on a temporary basis and the final contracts with maturity until December 31, 2018, approved on November 30, 2017. The amounts related to such transactions are detailed in the tables below according to their nature.

Specifically, to transactions of the purchase, sale and industrialization, which are commutative between BRF SA and SHB (a wholly-owned subsidiary of One Foods), and, sharing of costs, prices are determined based on cost plus tax impacts, in order to preserve the value chain of the companies.

30.1.     Transactions and balances

All companies presented in note 1.1, which describes the relationship with BRF as well as the nature of the operations of each entity, are controlled by BRF, except for UP! Alimentos, PP-BIO, PR-SAD and SATS BRF which are associates or joint ventures.

The Company also recorded a liability in the amount of R$3.7 (R$6.2 as of December 31, 2016) related to the fair value of the guarantees offered to BNDES concerning a loan made by Instituto Sadia de Sustentabilidade.

Due to the acquisition of biodigesters from Instituto Sadia de Sustentabilidade, as of December 31, 2017 the Company recorded a payable to this entity of R$13.6 included in other liabilities (R$22.2 as of December 31, 2016).

The Company has entered into transactions with companies that are owned by members of its Board of Directors as demonstrated below:

		Amounts of revenues (expenses)
Companies	Type of transactions	12.31.17	12.31.16	12.31.15
Corall Consultoria Ltda (2)	Corall provided consulting services to BRF	-	(1.8)	-
Edavila Consultoria Empresarial Eireli (1)	Edavila provided consulting services to BRF	(0.5)	(0.3)	-
Hortigil Hortifruti S.A. ("Hortigil") (2)	BRF sells products to Hortigil	-	3.5	15.3
Instituto de Desenvolvimento Gerencial S.A.("Instituto") (2)	Instituto provided consulting services to BRF	(0.9)	(5.0)	(11.3)

(1)     Entity on which BRF has no equity interest, but have relationship with the Board of Directors, and provided services to the Company related international marketing and innovation.

(2)     Entities are no longer related parties, because Board of Director member has no more relationship with them.

30.2.     Other Related Parties

The Company leased properties owned by Fundação Attílio Francisco Xavier Fontana (“FAF”). For the year ended December 31, 2017, the total amount paid as rent was R$15.8 (R$14.4 as of December 31, 2016). The rent value was set based on market conditions.

30.3.     Granted guarantees

All granted guarantees on behalf of related parties were disclosed in note 19.9.

30.4.     Management remuneration

Key management personnel include board members, statutory directors and the head of internal audit.

The total remuneration and benefits paid to these professionals are demonstrated below:

	12.31.17	12.31.16
Salary and profit sharing	32.8	27.5
Short term benefits (1)	0.4	0.3
Pension plan	0.6	0.8
Post-employment benefits	0.2	0.2
Termination benefits	5.8	5.9
Share based payment	17.0	16.8
	56.8	51.5

(1)     Comprises:  Medical assistance, educational expenses and others.

In addition, the executive officers who are also an integral part of the key management personnel received between remuneration and benefits the total amount of R$23.0 for year ended December 31, 2017 (R$16.0 as of December 31, 2016 and R$7.6 as of December 31, 2015).